Organization and Nature of Operations - Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Net cash provided by/(used in) operating activities	¥ 7,380,266	$ 1,070,038	¥ 8,340,385	¥ 3,139,804
Net cash used in investing activities	(4,364,661)	(632,816)	(4,257,244)	(18,737,725)
Net cash provided by financing activities	5,639,392	817,635	16,709,533	24,710,697
Effects of exchange rate changes on cash and cash equivalents and restricted cash	1,270,097	184,146	(472,129)	(376,646)
Net increase in cash, cash equivalents and restricted cash	9,925,094	1,439,003	20,320,545	8,736,130
Cash, cash equivalents and restricted cash at beginning of the year	30,493,064	4,421,079	10,172,519	1,436,389
Cash, cash equivalents and restricted cash at end of the year	40,418,158	$ 5,860,082	30,493,064	10,172,519
VIEs and VIEs' subsidiaries
Variable interest entity
Net cash provided by/(used in) operating activities	(8,087,781)		(1,351,859)	3,540,411
Net cash used in investing activities	(2,149,494)		(8,641,045)	(1,665,982)
Net cash provided by financing activities	22,016,503		14,940,274	650,595
Effects of exchange rate changes on cash and cash equivalents and restricted cash	32			(188)
Net increase in cash, cash equivalents and restricted cash	11,779,260		4,947,370	2,524,836
Cash, cash equivalents and restricted cash at beginning of the year	7,727,741		2,780,371	255,535
Cash, cash equivalents and restricted cash at end of the year	19,507,001		7,727,741	2,780,371
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Net cash provided by/(used in) operating activities	2,834,408		7,341,282	2,194,342
Net cash provided by financing activities	20,417,626		14,858,966	795,295
VIEs and VIEs' subsidiaries - Other
Variable interest entity
Net cash provided by/(used in) operating activities	(10,922,189)		(8,693,141)	1,346,069
Net cash used in investing activities	(2,149,494)		(8,641,045)	(1,665,982)
Net cash provided by financing activities	¥ 1,598,877		¥ 81,308	¥ (144,700)